Penn Capital Defensive Short Duration High Income Fund
Schedule of Investments	March 31, 2020 (Unaudited)

Convertible Bond: 0.4%	Principal	Value
Pharmaceuticals & Devices: 0.4%
Teva Pharmaceutical Finance Co. LLC, 0.250%, 2/1/26	$220,000	$203,619
Total Convertible Bond (cost $213,137)		203,619

Corporate Bonds: 84.6%
Auto Parts & Equipment: 1.2%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	350,000	290,500
The Goodyear Tire & Rubber Co., 8.750%, 8/15/20	225,000	222,187
		512,687
Automotive: 0.5%
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	200,000	196,000
Banking: 2.1%
Ally Financial, Inc., 7.500%, 9/15/20	190,000	191,425
Ally Financial, Inc., 4.125%, 2/13/22	60,000	58,919
Ally Financial, Inc., 3.875%, 5/21/24	85,000	76,500
Barclays Bank PLC, 7.625%, 11/21/22	300,000	306,900
CIT Group, Inc., 4.125%, 3/9/21	275,000	270,875
		904,619
Brokerage: 0.4%
Oppenheimer Holdings, Inc., 6.750%, 7/1/22	183,000	172,020
Building & Construction: 3.5%
KB Home, 7.500%, 9/15/22	485,000	486,333
KB Home, 7.000%, 12/15/21	145,000	143,550
Lennar Corp., 8.375%, 1/15/21	320,000	324,800
Meritage Homes Corp., 7.000%, 4/1/22	150,000	150,000
Taylor Morrison Communities, Inc., 6.000%, 9/1/23 (a)	295,000	283,200
TRI Pointe Group, Inc., 4.875%, 7/1/21	135,000	125,395
		1,513,278
Chemical Companies: 1.6%
Blue Cube Spinco LLC, 9.750%, 10/15/23	230,000	238,913
OCI NV, 6.625%, 4/15/23 (a)	255,000	232,050
WR Grace & Co., 5.125%, 10/1/21 (a)	195,000	197,447
		668,410
Computer Hardware: 4.2%
Dell International LLC, 5.875%, 6/15/21 (a)	451,000	449,309
EMC Corp., 2.650%, 6/1/20	157,000	156,105
Ericsson LM, 4.125%, 5/15/22	481,000	476,209
NCR Corp., 5.000%, 7/15/22	177,000	166,380
NCR Corp., 6.375%, 12/15/23	85,000	83,936
Xerox Corp., 4.500%, 5/15/21	480,000	473,376
		1,805,315
Consumer/Commercial/Lease Financing: 4.1%
Navient Corp., 7.250%, 9/25/23	160,000	156,800
Navient Corp., 6.500%, 6/15/22	90,000	87,320
Navient Corp., 7.250%, 1/25/22	662,000	646,741
SLM Corp., 5.125%, 4/5/22	85,000	73,100
Springleaf Finance Corp., 7.750%, 10/1/21	285,000	285,000
Springleaf Finance Corp., 8.250%, 12/15/20	530,000	530,000
		1,778,961

Consumer-Products: 2.7%
Avon International Capital PLC, 6.500%, 8/15/22 (a)	370,000	327,450
Edgewell Personal Care Co., 4.700%, 5/19/21	153,000	149,359
Edgewell Personal Care Co., 4.700%, 5/24/22	190,000	184,826
Mattel, Inc., 3.150%, 3/15/23	435,000	408,900
Spectrum Brands, Inc., 6.125%, 12/15/24	113,000	107,915
		1,178,450
Diversified Capital Goods: 0.8%
Actuant Corp.., 5.625%, 6/15/22	150,000	138,750
Anixter, Inc., 5.125%, 10/1/21	200,000	201,352
		340,102
Electric-Generation: 0.6%
Calpine Corp., 5.500%, 2/1/24	120,000	114,000
NextEra Energy Operating Partners LP, 4.250%, 7/15/24 (a)	165,000	160,875
		274,875
Electronics: 1.7%
Advanced Micro Devices, Inc., 7.500%, 8/15/22	460,000	487,600
MagnaChip Semiconductor Corp., 6.625%, 7/15/21	243,000	234,816
		722,416
Environmental & Waste: 0.4%
Stericycle, Inc., 5.375%, 7/15/24 (a)	185,000	183,150
Food & Drug Retailers: 0.5%
Ingles Markets, Inc., 5.750%, 6/15/23	223,000	221,885
Food-Wholesale: 1.6%
Simmons Foods, Inc., 5.750%, 11/1/24 (a)	175,000	158,865
Simmons Foods, Inc., 7.750%, 1/15/24 (a)	240,000	240,000
TreeHouse Foods, Inc., 4.875%, 3/15/22	315,000	311,850
		710,715
Forestry/Paper: 0.6%
Norbord, Inc., 6.250%, 4/15/23 (a)	280,000	270,200
Gaming: 4.2%
International Game Technology PLC, 6.250%, 2/15/22 (a)	575,000	528,718
Jacobs Entertainment, Inc., 7.875%, 2/1/24 (a)	210,000	176,925
MGM Resorts International, 7.750%, 3/15/22	1,115,000	1,104,430
		1,810,073
Health Services: 3.5%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	235,000	221,462
Acadia Healthcare Co., Inc., 6.500%, 3/1/24	120,000	116,701
Centene Corp., 4.750%, 5/15/22	410,000	412,050
DaVita, Inc., 5.125%, 7/15/24	200,000	199,400
Encompass Health Corp., 5.125%, 3/15/23	359,000	355,410
MEDNAX, Inc., 5.250%, 12/1/23 (a)	250,000	203,750
		1,508,773
Hotels: 1.2%
Wyndham Destinations, Inc., 5.625%, 3/1/21	305,000	273,646
Wyndham Destinations, Inc., 4.250%, 3/1/22	280,000	247,016
		520,662
Investments & Miscellaneous Financial Services: 3.0%
Icahn Enterprises LP, 6.250%, 2/1/22	618,000	619,545
Icahn Enterprises LP, 6.750%, 2/1/24	92,000	88,780
Icahn Enterprises LP, 4.750%, 9/15/24	660,000	605,550
		1,313,875

Media-Broadcast: 2.0%
Sirius XM Radio, Inc., 4.625%, 5/15/23 (a)	200,000	197,998
Townsquare Media, Inc., 6.500%, 4/1/23 (a)	240,000	230,400
Univision Communications, Inc., 5.125%, 5/15/23 (a)	480,000	424,800
		853,198
Media-Cable: 6.6%
AMC Networks, Inc., 4.750%, 12/15/22	105,000	101,818
AMC Networks, Inc., 5.000%, 4/1/24	215,000	206,400
Charter Communications Operating LLC, 4.464%, 7/23/22	860,000	888,297
CSC Holdings LLC, 6.750%, 11/15/21	330,000	339,900
DISH DBS Corp., 6.750%, 6/1/21	280,000	283,920
DISH DBS Corp., 5.875%, 7/15/22	625,000	608,638
Videotron Ltd., 5.000%, 7/15/22	426,000	422,823
		2,851,796
Media-Diversified: 1.8%
Netflix, Inc., 5.375%, 2/1/21	95,000	95,713
Netflix, Inc., 5.500%, 2/15/22	650,000	661,375
		757,088
Media-Services: 5.7%
Clear Channel Worldwide Holdings, Inc., 9.250%, 2/15/24 (a)	380,000	326,800
Lamar Media Corp., 5.000%, 5/1/23	315,000	311,850
Nielsen Finance LLC, 4.500%, 10/1/20	630,000	611,100
Nielsen Finance LLC, 5.000%, 4/15/22 (a)	1,315,000	1,212,193
		2,461,943
Metals/Mining Excluding Steel: 2.4%
Allegheny Technologies, Inc., 7.875%, 8/15/23	285,000	274,942
Arconic, Inc., 6.150%, 8/15/20	585,000	593,775
Compass Minerals International, Inc., 4.875%, 7/15/24 (a)	200,000	188,000
		1,056,717
Multi-Line Insurance: 0.4%
Genworth Holdings, Inc., 7.200%, 2/15/21	95,000	89,063
Genworth Holdings, Inc., 7.625%, 9/24/21	105,000	99,772
		188,835
Non-Food & Drug Retailers: 2.1%
Foot Locker, Inc., 8.500%, 1/15/22	645,000	612,750
L Brands, Inc., 5.625%, 2/15/22	240,000	223,058
Penske Automotive Group, Inc., 3.750%, 8/15/20	85,000	82,663
		918,471
Packaging: 4.4%
Ardagh Packaging Finance PLC, 4.250%, 9/15/22 (a)	200,000	199,750
Berry Global, Inc., 6.000%, 10/15/22	56,000	55,335
Crown Americas LLC, 4.500%, 1/15/23	405,000	414,724
OI European Group BV, 4.000%, 3/15/23 (a)	210,000	199,500
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23 (a)	100,000	98,000
Pactiv LLC, 7.950%, 12/15/25	210,000	218,400
Reynolds Group Issuer, Inc., 5.331% (3 Month US LIBOR + 3.500%), 7/15/21 (a)	120,000	117,000
Reynolds Group Issuer, Inc., 5.125%, 7/15/23 (a)	500,000	496,245
Sealed Air Corp., 4.875%, 12/1/22 (a)	100,000	100,125
		1,899,079

Pharmaceuticals & Devices: 2.6%
Bausch Health Cos, Inc., 6.500%, 3/15/22 (a)	415,000	419,150
Bausch Health Cos, Inc., 6.125%, 4/15/25 (a)	220,000	216,700
Kinetic Concepts, Inc., 12.500%, 11/1/21 (a)	310,000	310,000
Teva Pharmaceutical Finance, 2.200%, 7/21/21	164,000	156,650
		1,102,500
Printing & Publishing: 0.5%
Meredith Corp., 6.875%, 2/1/26	235,000	202,100
Railroads: 0.1%
Watco Companies LLC, 6.375%, 4/1/23 (a)	45,000	43,875
Real Estate Development & Management: 0.4%
Realogy Group LLC, 5.250%, 12/1/21 (a)	190,000	176,700
Real Estate Investment Trusts (REITs): 2.0%
HAT Holdings I LLC, 5.250%, 7/15/24 (a)	365,000	350,400
iStar, Inc., 5.250%, 9/15/22	211,000	194,647
MPT Operating Partnership LP, 6.375%, 3/1/24	115,000	115,000
Starwood Property Trust, Inc., 5.000%, 12/15/21	68,000	62,220
Starwood Property Trust, Inc., 3.625%, 2/1/21	140,000	130,914
		853,181
Restaurants: 0.2%
Yum! Brands, Inc., 7.750%, 4/1/25 (a)	100,000	105,000
Software/Services: 1.0%
Match Group, Inc., 6.375%, 6/1/24	100,000	100,751
NortonLifeLock, Inc., 4.200%, 9/15/20	212,000	209,616
Rackspace Hosting, Inc., 8.625%, 11/15/24 (a)	115,000	102,315
		412,682
Support-Services: 4.3%
CoreCivic, Inc., 5.000%, 10/15/22	645,000	616,755
Iron Mountain, Inc., 6.000%, 8/15/23	115,000	115,575
Iron Mountain, Inc., 4.375%, 6/1/21 (a)	340,000	336,600
Mobile Mini, Inc., 5.875%, 7/1/24	145,000	138,838
The ADT Security Corp., 6.250%, 10/15/21	445,000	434,987
The GEO Group, Inc., 5.875%, 1/15/22	245,000	220,500
		1,863,255
Telecom-Integrated/Services: 4.0%
CenturyLink, Inc., 6.450%, 6/15/21	150,000	151,950
CenturyLink, Inc., 5.625%, 4/1/20	130,000	130,000
Cincinnati Bell, Inc., 7.000%, 7/15/24 (a)	215,000	216,344
Cogent Communications Group, Inc., 5.375%, 3/1/22 (a)	220,000	221,100
Hughes Satellite Systems Corp., 7.625%, 6/15/21	385,000	392,700
Level 3 Financing, Inc., 5.375%, 8/15/22	445,000	447,225
Qwest Corp., 6.750%, 12/1/21	172,000	175,440
		1,734,759
Telecommunications Equipment: 0.6%
CommScope, Inc., 5.000%, 6/15/21 (a)	29,000	28,710
CommScope, Inc., 5.500%, 3/1/24 (a)	240,000	242,880
		271,590
Telecom-Wireless: 4.2%
SBA Communications Corp., 4.000%, 10/1/22	100,000	99,970
Sprint Communications, Inc., 11.500%, 11/15/21	100,000	110,250
Sprint Communications, Inc., 7.000%, 8/15/20	480,000	483,024
Sprint Corp., 7.250%, 9/15/21	350,000	360,745
Sprint Corp., 7.125%, 6/15/24	710,000	780,098
		1,834,087

Transportation Excluding Air/Rail: 0.9%
Global Ship Lease, Inc., 9.875%, 11/15/22 (a)	150,000	138,750
Teekay Corp., 9.250%, 11/15/22 (a)	255,000	255,000
		393,750
Total Corporate Bonds (cost $38,393,680)		36,587,072

Bank Loans: 5.2%(b)(c)
Auto Parts & Equipment: 0.2%
Aptiv Corp., 2.000% (1 Month US LIBOR + 1.250%), 8/17/21	113,636	103,409
Investments & Miscellaneous Financial Services: 1.2%
Russell Investments US Institutional Holdco, Inc., 3.822% (6 Month US LIBOR + 3.250%), 6/1/23	222,539	203,623
WisdomTree International Holdings Ltd., 3.603% (2 Month US LIBOR + 1.750%), 1/31/21	326,250	309,937
		513,560
Media: 0.5%
Nexstar Broadcasting, Inc., 3.331% (1 Month US LIBOR + 2.000%), 10/26/23	231,192	212,696
WXXA-TV LLC, 3.331%, 10/24/23
(1 Month US LIBOR + 2.000%)	4,507	4,202
(1 Month US LIBOR + 2.000%)	2,049	1,911
		218,809
Media-Broadcast: 0.7%
WideOpenWest Finance LLC, 4.250% (1 Month US LIBOR + 3.250%), 8/19/23	324,169	297,425
Non-Food & Drug Retailers: 0.5%
PetSmart, Inc., 5.000% (1 Month US LIBOR + 4.000%), 3/11/22	245,173	234,478
Pharmaceuticals: 0.9%
Jaguar Holding Co. II, 3.500% (1 Month US LIBOR + 2.500%), 8/18/22	394,952	375,912
Software/Services: 0.8%
Infor US, Inc., 3.750% (1 Month US LIBOR + 2.750%), 2/1/22	123,932	118,789
Rackspace Hosting, Inc., 4.763% (3 Month US LIBOR + 3.000%), 11/3/23	248,721	215,144
		333,933
Telecom-Integrated/Services: 0.4%
Consolidated Communications, Inc., 4.000% (1 Month US LIBOR + 3.000%), 10/5/23	198,723	173,386
Total Bank Loans (cost $2,412,768)		2,250,912

Mutual Fund: 2.8%	Shares
Bank Loan Related 2.8%
Penn Capital Defensive Floating Rate Income Fund (d)	137,349	1,203,174
Total Mutual Fund (cost $1,377,715)		1,203,174

U.S. Government Note: 1.2%	Principal
United States Treasury Fixed Rate Note, 1.375%, 1/31/22	500,000	510,508
Total U.S. Government Note (cost $500,667)		510,508

Total Investments - 94.2% (cost $42,897,967)		40,755,285
Other Assets and Liabilities 5.8%		2,503,670
Net Assets: 100.0%		$43,258,955

Percentages are stated as a percent of net assets.
(a)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of March 31, 2020, the value of these investments was $10,366,274, or 24.0% of total net assets.

(b)
Bank Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(c)
Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected life of approximately two to four years.

(d)	Affiliated company. See Note 2.

Country Exposure (as a percentage of total investments) (Unaudited)
United States	89.82%
Canada	3.26%
United Kingdom	2.85%
Netherlands	1.44%
Sweden	1.17%
Marshall Islands	0.97%
Ireland	0.49%

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

1. Significant Accounting Policies (Unaudited)
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuation
The Fund uses the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Trust’s Board from time to time. The valuation of the portfolio investments of the Funds currently includes the following processes:

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the official closing price of such exchange on each business day (defined as days on which the Funds are open for business (“Business Day”)). Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ® Official Closing Price on each Business Day. If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the most recent quoted bid price. Price information on listed securities is taken from the exchange where the security is primarily traded.

Other assets and securities for which no quotations are readily available (such as for certain restricted or unlisted securities and private placements) or that may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities) will be valued in good faith at fair value using procedures and methods approved by the Board. Under the procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations to a Valuation Committee comprised of representatives from the Advisor.

The Fund’s portfolio holdings may also consist of shares of other investment companies in which the Fund invests. The value of each such investment company will be its net asset value (“NAV”) at the time the Fund’s shares are priced. Each investment company calculates its NAV based on the current market value for its portfolio holdings. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus. The investment company’s prospectus explains the circumstances under which the company will use fair value pricing and the effects of using fair value pricing.

Because the Fund may invest in foreign securities, the Fund’s NAV may change on days when a shareholder will not be able to purchase or redeem Fund shares because foreign markets are open at times and on days when U.S. markets are not. Investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time). If an event that could materially affect the value of the Fund’s foreign securities has occurred between the time the securities were last traded and the time that the Fund calculates its NAV, the closing price of the Fund’s securities may no longer reflect their market value at the time the Fund calculates its NAV. In such a case, the Fund may use fair value methods to value such securities.

Fixed income securities shall be valued at the evaluated bid price supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Bank loans are not listed on any securities exchange or board of trade. They are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market. This market generally has fewer trades and less liquidity than the secondary market for other types of securities. Some bank loans have few or no trades, or trade infrequently, and information regarding a specific bank loan may not be widely available or may be incomplete. Except as otherwise specified, Bank loan securities shall be valued at the evaluated bid prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain a bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Occasionally, reliable market quotations are not readily available (such as for certain restricted or unlisted securities and private placements) or securities and other assets may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities), or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Under the procedures adopted by the Board, the Board has delegated the responsibility for making fair value determinations to a Valuation Committee, subject to the Board’s oversight. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used as of March 31, 2020, in valuing the Fund’s investments:

Description	Level 1	Level 2	Level 3	Total
Penn Capital Defensive Short Duration High Income Fund
Investments in Securities(a)
Convertible Bond	$-	$203,619	$-	$203,619

Corporate Bonds	-	36,587,072	-	36,587,072

Bank Loans	-	2,250,912	-	2,250,912

Mutual Fund	1,203,174	-	-	1,203,174

U.S. Government Note	-	510,508	-	510,508

Total Investments in Securities	$1,203,174	$39,552,111	$-	$40,755,285

(a) All other industry classifications are identified in the Schedule of Investments for the Fund.

2) Transactions with Affiliates

The following issuers are affiliated with the Fund; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from July 1, 2019 through March 31, 2020.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

	July 1, 2019		Additions		Reductions		March 31, 2020					March 31, 2020
Issuer Name	Share Balance	Cost	Share Balance	Cost	Share Balance	Cost	Share Balance	Dividend Income	Capital Gain Distribution	Unrealized Depreciation Change	Realized Gain/(Loss)	Value	Cost

Penn Capital Defensive Short Duration High Income Fund
Penn Capital Defensive Floating Rate Income Fund	78,102	$787,019	88,521	$885,517	(29,274)	$(294,821)	137,349	$35,517	$-	$(166,194)	$-	$1,203,714	$1,377,715
		$787,019		$885,517		$(294,821)		$35,517	$-	$(166,194)	$-	$1,203,714	$1,377,715